Income Taxes, Effective Income Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Provision of Income Taxes [Abstract]
Federal statutory rate			21.00%		21.00%
Federal statutory rate times financial statement net (loss) income					$ (115)	$ 183
Effect of [Abstract]
State taxes, net of federal benefit					(45)	77
Change in federal rate					0	0
Earnings from bank owned life insurance					(11)	(16)
Low income housing credits					(198)	(212)
Change in valuation allowance					0	0
Other, net					24	24
Total	$ 95	$ (176)	$ (300)	$ (262)	$ (345)	$ 56